Provision for de-characterization of dam structures and asset retirement obligations (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other provisions	$ 3,060	$ 3,312
Total other provisions	4,279	3,882
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member]
IfrsStatementLineItems [Line Items]
Other provisions	4,279	3,882
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 2,415	$ 1,863
Discount rate	5.47%	6.20%
Cash flow maturity	$ 2,132	$ 2,096
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,592	$ 1,683
Discount rate	1.30%	1.11%
Cash flow maturity	$ 2,150	$ 2,151
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Oman [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 158	$ 114
Discount rate	3.19%	3.90%
Cash flow maturity	$ 2,035	$ 2,035
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Indonesia [Member]
IfrsStatementLineItems [Line Items]
Other provisions		$ 73
Discount rate		4.33%
Cash flow maturity		$ 2,061
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Other Regions [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 114	$ 149
Discount rate	2.04%	1.92%
Operating Plants [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 3,155	$ 2,971
Closed Plants [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,124	$ 911